SUPPLEMENT CASH FLOW INFORMATION (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Supplement cash flow information
	September 30, 2021	September 30, 2020
Net change in non-cash working capital items:
Inventory	$(2,896)	$3,399
Prepaid expenses and other assets	(22)	(187)
Taxes recoverable	1,773	(1,266)
Taxes payable	(2)	(42)
Accounts payable and accrued liabilities	1,066	(2,890)
Amounts receivable	(985)	224
Other liabilities	-	(178)
Amounts due to related parties	21	(13)
	$(1,045)	$(953)

	September 30, 2021	September 30, 2020
Interest paid	$78	$256
Taxes paid	$240	$407
Equipment acquired under finance leases and equipment loans	$1,007	$-